GENERAL (Detail Textual) $ in Thousands	Jun. 18, 2018 USD ($) shares
Disclosure Of Basis Of Presentation Abstract [Abstract]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value | $	$ 320,683
Business Combination Issuance of Convertible Notes Converted Stock Issued | shares	19,063,832